Stock-Based Compensation Plans - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2021 shares	Dec. 31, 2021 CAD ($) Plan shares plans $ / shares	Dec. 31, 2020 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Deferred Share Unit Plans | plans		2
Liabilities from share based payment | $		$ 317,000,000	$ 130,000,000
Net settlement rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options expiration term		7 years
Weighted average unit fair value of granted | $		$ 3.27
Additional NSR vested and exercisable	2,700,000
Number of units exercised (in shares)		529,000
Weighted Average Exercise Price, Exercised | $ / shares		$ 10.51
Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options per replacement stock option (in shares)	0.7845
Number of units exercised (in shares)		790,000
Number of Shares Issued Upon Conversion of Convertible Securities		6,000
Weighted Average Exercise Price, Exercised | $ / shares		$ 3.64
Replacement Stock Options | Settled for common shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of units exercised (in shares)		8,000
Replacement Stock Options | Settled for cash
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of units exercised (in shares)		782,000
PSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment | $		$ 61,000,000	$ 65,000,000
Number of shares vested			7,100,000
Intrinsic value of vested | $		$ 0	$ 51,000,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Award vesting term		3 years
Liabilities from share based payment | $		$ 53,000,000	61,000,000
Number of shares vested		8,200,000
Weighted average trading days		30 days
Intrinsic value of vested | $		$ 0	60,000,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Award vesting term		3 years
Liabilities from share based payment | $		$ 20,000,000	$ 10,000,000
DSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Deferred Share Unit Plans | Plan		0
DSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Deferred Share Unit Plans | Plan		2
DSUs Option One
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs		0.00%
DSUs Option Two
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs		25.00%
DSUs Option Three
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs		50.00%
Later than one year
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable		30.00%
3 Years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable		30.00%